Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Non-consolidated VIEs
Trading assets	235,636	229,736
Net loans	238,035	231,157
Other assets	62,998	61,556
Other liabilities	48,480	51,079
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,722	7,520
Net loans	6,459	7,465
Other assets	221	53
Total variable interest assets, non-consolidated VIEs	14,402	15,038
Maximum exposure to loss	23,665	21,131
Non-consolidated VIE assets	206,235	206,913
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	141	183
Net loans	174	2
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	315	185
Maximum exposure to loss	1,417	186
Non-consolidated VIE assets	9,140	10,211
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,071	4,920
Net loans	717	613
Other assets	4	0
Total variable interest assets, non-consolidated VIEs	5,792	5,533
Maximum exposure to loss	9,674	7,496
Non-consolidated VIE assets	96,746	101,524
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,322	979
Net loans	2,758	2,712
Other assets	30	47
Total variable interest assets, non-consolidated VIEs	4,110	3,738
Maximum exposure to loss	4,273	3,926
Non-consolidated VIE assets	64,524	55,509
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	575	725
Net loans	1,682	2,856
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	2,257	3,581
Maximum exposure to loss	6,284	7,433
Non-consolidated VIE assets	27,684	31,144
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	613	713
Net loans	1,128	1,282
Other assets	187	6
Total variable interest assets, non-consolidated VIEs	1,928	2,001
Maximum exposure to loss	2,017	2,090
Non-consolidated VIE assets	8,141	8,525